EQUITY (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Jul. 19, 2021	Apr. 15, 2021	Jan. 20, 2021	Dec. 18, 2017	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 26, 2017	Jul. 11, 2016
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					100,000,000	100,000,000			100,000,000	15,000,000
Common stock, par value					$ 0.002	$ 0.002			$ 0.002	$ 0.002
Common stock, shares issued					33,468,561	29,624,814			15,000,000
Common stock, shares outstanding					33,468,561	29,624,814			15,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						10 days	4 months 6 days
Statutory reserve, description					Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital
Allocation to statutory reserve								$ 2,685
Restricted reserve					$ 291,443	$ 291,443
Real Miracle Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		250,000
Stock Issued During Period, Value, Issued for Services		$ 387,500
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants			$ 5,400,000
Exercise of warrants					1,587,259
Securities Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 2.70
Warrants to purchase common stock			1,727,565
Securities Purchase Agreement [Member] | Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 276,410
Warrants to purchase common stock			2.70
Public Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issue				500,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issue					590,965
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.44
Exercise of warrants					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					2 years 25 days
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding					24,399,561	20,555,814
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share	$ 1.82		$ 2.15
Warrants to purchase common stock	174,249
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.82
Number of shares issuance of sales	2,178,120		3,455,130
Proceeds from sale of common shares	$ 3,400,000		$ 6,600,000
Common Class A [Member] | Public Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock				500,000
Percentage for common stock sold for offering				5.00%
Warrants and Rights Outstanding, Term				3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 6.25
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding					9,069,000	9,069,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, shares				10,913,631
Shares issued price per share				$ 5.00
Gross from initial public offering				$ 54,600,000
Proceeds from issuance initial public offering				50,200,000
Proceeds from sale of common shares				$ 50,200,000